                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matador Capital Management

Address: 200 First Ave. North, Suite 2300
         St. Petersburg, FL 33701



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Daniels
Title: Account Manager, UBS Hedge Fund Services
Phone: 212 713-4828


Signature, Place, and Date of Signing:

 /s/ Jason Daniels               New York, NY                    1/28/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

REPORTING MANAGER - EVER - MATADOR CAPITAL MANAGEMENT
AS OF DECEMBER 31, 2004

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                                                                                  ITEM 6
      ITEM 1                 ITEM 2   ITEM 3       ITEM 4         ITEM 5       INVEST. DISC.       ITEM 7             ITEM 8
------------------          --------  -------      ------       ----------  --------------------   ------     ---------------------
                             TITLE                  FAIR          SHARE OF                 SHARED
                               OF     CUSIP         MARKET       PRINCIPAL    Sole  SHARED  OTHER   OTHER        VOTING AUTHORITY
  NAME OF ISSUER             CLASS    NUMBER        VALUE          AMOUNT     (A)     (B)    (C)   MANAGERS    SOLE    SHARED  NONE
------------------          --------  --------     --------       --------   ------  -----  -----  --------   -------  -----   ----
-----------------------------------------------------------------------------------------------------------------------------------
A H BELO CORP SER A--W/RTS  COMMON   080555105  $ 13,120,000.00     500,000.00 X      EVER                  500,000.00   0      0
ABGENIX INC                 COMMON   00339B107  $  3,102,000.00     300,000.00 X      EVER                  300,000.00   0      0
ACTIVISION INC NEW          COMMON   004930202  $  5,408,240.00     268,000.00 X      EVER                  268,000.00   0      0
ALLIED WASTE INDUSTRIES IN  COMMON   019589308  $  2,910,208.00     313,600.00 X      EVER                  313,600.00   0      0
APPLERA CORP                COMMON   038020202  $  4,125,000.00     300,000.00 X      EVER                  300,000.00   0      0
AQUANTIVE INC               COMMON   03839G105  $  5,797,590.00     648,500.00 X      EVER                  648,500.00   0      0
BIO IMAGING TECHNOLOGIES I  COMMON   09056N103  $    295,920.00      54,000.00 X      EVER                   54,000.00   0      0
BIOSOURCE INTERNATIONAL IN  COMMON   09066H104  $  2,070,000.00     300,000.00 X      EVER                  300,000.00   0      0
CALPINE CORP                COMMON   131347106  $  1,970,000.00     500,000.00 X      EVER                  500,000.00   0      0
CAPSTONE TURBINE CORP       COMMON   14067D102  $    457,317.00     249,900.00 X      EVER                  249,900.00   0      0
CASELLA WASTE SYSTEMS INC   COMMON   147448104  $  9,582,905.00     654,570.00 X      EVER                  654,570.00   0      0
CHIRON CORP                 COMMON   170040109  $  9,999,000.00     300,000.00 X      EVER                  300,000.00   0      0
DATASTREAM SYSTEMS INC      COMMON   238124101  $    295,911.00      42,700.00 X      EVER                   42,700.00   0      0
DATATRAK INTL INC           COMMON   238134100  $  2,190,001.00     200,000.00 X      EVER                  133,250.00   0      0
DIRECTV GROUP INC           COMMON   25459L106  $ 33,480,000.00   2,000,000.00 X      EVER                2,000,000.00   0      0
DISTRIBUTED ENERGY SYSTEMS  COMMON   25475V104  $    980,500.00     392,200.00 X      EVER                  392,200.00   0      0
DOUBLECLICK INC             COMMON   258609304  $ 63,018,000.00   8,100,000.00 X      EVER                8,100,000.00   0      0
ECOLLEGE COM                COMMON   27887E100  $  2,119,174.00     186,547.00 X      EVER                  186,547.00   0      0
EL PASO CORPORATION         COMMON   28336L109  $  3,328,000.00     320,000.00 X      EVER                  320,000.00   0      0
FORGENT NETWORKS INC        COMMON   34629U103  $    213,000.00     100,000.00 X      EVER                  100,000.00   0      0
HARSCO CORP                 COMMON   415864107  $ 30,935,700.00     555,000.00 X      EVER                  555,000.00   0      0
HUMAN GENOME SCIENCES INC   COMMON   444903108  $  9,616,000.00     800,000.00 X      EVER                  800,000.00   0      0
IAC/INTERACTIVECORP         COMMON   44919P102  $ 24,858,000.00     900,000.00 X      EVER                  900,000.00   0      0
IMPCO TECHNOLOGIES INC      COMMON   45255W106  $  2,053,600.00     272,000.00 X      EVER                  227,600.00   0      0
LIBERTY MEDIA CORP          COMMON   530718105  $ 57,370,500.00   5,225,000.00 X      EVER                5,225,000.00   0      0
LIBERTY MEDIA INTL INC      COMMON   530719103  $ 12,758,787.00     275,985.00 X      EVER                  275,985.00   0      0
LINDSAY MANUFACTURING CO    COMMON   535555106  $  1,222,830.00      47,250.00 X      EVER                   47,250.00   0      0
LODGENET ENTERTAINMENT COR  COMMON   540211109  $  5,804,974.00     328,150.00 X      EVER                  328,150.00   0      0
MDC PARTNERS INC NEW CL A   COMMON   552697104  $ 10,970,375.00   1,020,500.00 X      EVER                1,020,500.00   0      0
MEDAREX INC                 COMMON   583916101  $  4,042,500.00     375,000.00 X      EVER                  375,000.00   0      0
MERCK & CO INC              COMMON   589331107  $ 16,070,000.00     500,000.00 X      EVER                  500,000.00   0      0
NCR CORP                    COMMON   62886E108  $ 20,769,000.00     300,000.00 X      EVER                  300,000.00   0      0
NEW HORIZONS WORLDWIDE INC  COMMON   645526104  $  2,082,432.00     371,200.00 X      EVER                  371,200.00   0      0
NEXTEL COMMUNICATIONS INC-  COMMON   65332V103  $  7,502,500.00     250,000.00 X      EVER                  250,000.00   0      0
NII HOLDINGS INC            COMMON   62913F201  $  9,490,000.00     200,000.00 X      EVER                  200,000.00   0      0
PALMSOURCE INC              COMMON   697154102  $  7,644,000.00     600,000.00 X      EVER                  600,000.00   0      0
PFIZER INC                  COMMON   717081103  $ 13,445,000.00     500,000.00 X      EVER                  500,000.00   0      0
PROTEIN DESIGN LABS INC     COMMON   74369L103  $ 11,486,960.00     556,000.00 X      EVER                  556,000.00   0      0
QUANTUM FUEL SYS TECHNOLOG  COMMON   74765E109  $  2,540,440.00     422,000.00 X      EVER                  422,000.00   0      0
REPUBLIC SERVICES INC       COMMON   760759100  $ 60,767,772.00   1,811,800.00 X      EVER                1,811,800.00   0      0
STRATEGIC DIAGNOSTICS INC   COMMON   862700101  $    875,000.00     250,000.00 X      EVER                  250,000.00   0      0
TIME WARNER INC             COMMON   887317105  $  7,780,000.00     400,000.00 X      EVER                  400,000.00   0      0
TYCO INTERNATIONAL LTD      COMMON   902124106  $ 23,052,300.00     645,000.00 X      EVER                  645,000.00   0      0
WASTE CONNECITONS INC       COMMON   941053100  $ 29,283,750.00     855,000.00 X      EVER                  855,000.00   0      0
WILLIAMS COMPANIES INC      COMMON   969457100  $105,933,870.00   6,503,000.00 X      EVER                6,503,000.00   0      0